Income taxes - Schedule of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit before taxes	€ 130,608	€ 169,094	€ 101,081
Theoretical income tax (expense)/benefit - tax rate 24%	(31,346)	(40,583)	(24,259)
Non-taxable income/(Non-deductible costs)	4,302	11,454
Non-taxable income/(Non-deductible costs)			8,256
Differences between foreign tax rates and the theoretical applicable tax rate	133	5,847	10,829
Tax benefit/(expense) relating to prior years	142	2,997	(96)
Deferred tax assets recognized from previous years	14,516	7,425	0
Deferred tax assets not recognized	(8,437)	(4,107)	1,876
Tax on dividends and earnings	(4,655)	(5,613)	(5,366)
Other tax items	(12,476)	(6,363)	(6,934)
Total tax expense, excluding IRAP	€ (37,821)	€ (28,943)	€ (32,206)
Effective tax rate, excluding IRAP	29.00%	17.10%	31.90%
Italian regional income tax expense (IRAP)	€ (1,926)	€ (4,490)	€ (3,596)
Income taxes	€ (39,747)	€ (33,433)	€ (35,802)
Effective tax rate	30.40%	19.80%	35.40%